June 30, 2008

Supplement

SUPPLEMENT DATED JUNE 30, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY HEALTH SCIENCES TRUST
Dated November 30, 2007

I.

Effective June 30, 2008, the portfolio management team of the Morgan Stanley Health Sciences Trust (the ‘‘Fund’’) changed and Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’). As a result, the following changes to the Prospectus are required:

***

The first three paragraphs of the section of the Prospectus titled ‘‘The Fund — Fund Management’’ are hereby deleted and replaced with the following:

The Fund has retained the Investment Adviser — Morgan Stanley Investment Advisors Inc. — to provide investment advisory services to the Fund pursuant to an investment advisory agreement (the ‘‘Investment Advisory Agreement’’). The Investment Adviser has, in turn, contracted with the Sub-Adviser — Morgan Stanley Investment Management Limited — to invest the Fund’s assets, including the placing of orders for the purchase and sale of portfolio securities, pursuant to a sub-advisory agreement (the ‘‘Sub-Advisory Agreement’’). The Investment Adviser is a wholly-owned subsidiary of Morgan Stanley, a preeminent global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. The Investment Adviser’s address is 522 Fifth Avenue, New York, NY 10036.

The Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley, provides a broad range of portfolio management services to its clients. Its main office is located at 20 Bank Street, Canary Wharf, London, England E14 4AD.

The Fund is managed within the Quantitative and Structured Solutions (‘‘QSS’’) team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund’s portfolio are Michael Nolan, a Managing Director of the Investment Adviser, Helen Krause, an Executive Director of the Sub-Adviser, Arthur Robb, a Vice President of the Investment Adviser, and Neil Chakraborty, a Vice President of the Sub-Adviser.

Mr. Nolan has been associated with the Investment Adviser in an investment management capacity since November 2005 and began managing the Fund in June 2008. Prior to November 2005, Mr. Nolan was responsible for Morgan Stanley & Company’s collateralized debt obligation business in Europe. Ms. Krause has been associated with the Sub-Adviser in an investment management capacity since April 2008 and began managing the Fund in June 2008. Prior to April 2008, Ms. Krause was a quantitative equity portfolio manager and senior quantitative researcher on the active equity team at Barclays Global Investors. Mr. Robb has been associated with the Investment Adviser in an investment management capacity since July 2007 and began managing the Fund in June 2008. Prior to July 2007, Mr. Robb was a vice president of financial modeling at CIFG and vice president of analytics at Integrated Finance. Mr. Chakraborty has been associated with the Sub-Adviser in an investment management capacity since October 2006 and began managing the Fund in June 2008. Prior to October 2006, Mr. Chakraborty was a quantitative analyst on the hedge fund team of Credit Suisse.

Mr. Nolan is the lead portfolio manager of the Fund. Ms. Krause, Mr. Robb and Mr. Charkraborty are co-portfolio managers of the Fund. Members of the team collaborate to manage the assets of the Fund.

***

The following is added as the last sentence of the fifth paragraph of the section of the Prospectus titled ‘‘Fund Management’’:

The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser received from the Fund.

***

The following is added as the last sentence of the sixth paragraph of the section of the Prospectus titled ‘‘Fund Management’’:

A discussion regarding the basis for the Board of Trustees’ approval of the sub-advisory agreement will be available in the Fund’s annual report to shareholders for the period ended July 31, 2008.

***

References in the Prospectus to ‘‘portfolio manager’’ and ‘‘portfolio manager’s’’ are hereby changed to ‘‘portfolio managers’’ and ‘‘portfolio managers’.’’ In addition, references in the Prospectus to the Investment Adviser, when used in connection with its investment activities, include the Sub-Adviser acting under its supervision.

***

II.

Effective June 30, 2008, the new portfolio management team implemented changes to the Fund’s investment strategies and, as a result, the Prospectus is revised as described below:

***

The second paragraph of the section of the Prospectus titled ‘‘The Fund — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Fund may invest up to 50% of its net assets in foreign securities, including emerging market securities. However, this percentage limitation does not apply to securities of foreign companies that are listed in the United States on a national securities exchange.

***

The third paragraph of the section of the Prospectus titled ‘‘The Fund — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

In selecting securities for investment, the Fund’s ‘‘Investment Adviser,’’ Morgan Stanley Investment Advisors Inc., considers the fundamental and quantitative research of affiliated and unaffiliated research providers as well as its own research. The Investment Adviser uses a proprietary, systematic investment process to incorporate this research in the construction of a portfolio that the Investment Adviser believes offers attractive capital appreciation and current income potential with an acceptable level of risk.

***

The last two sentences of the sixth paragraph of the section of the Prospectus titled ‘‘The Fund — Principal Investment Strategies’’ are hereby deleted and replaced with the following:

The Fund also may invest a portion of its assets in convertible securities and may utilize forward foreign currency exchange contracts, options on foreign currencies, stock index futures (and options thereon), total return swaps and contracts for differences (‘‘CFDs’’), which are derivative instruments. Derivative instruments are financial instruments whose value and performance are based on the value and performance of another security or financial instrument.

***

The paragraph of the Prospectus titled ‘‘The Fund — Principal Risks — Other Risks’’ is hereby deleted and replaced with the following:

Other Risks.    The performance of the Fund also will depend on whether or not the Investment Adviser and/or Sub-Adviser are successful in applying the Fund’s investment strategies. The Fund is also subject to other risks from its permissible investments, including the risks associated with its investments in fixed-income securities, convertible securities, forward foreign currency exchange contracts, options on foreign currencies, stock index futures (and options thereon), total return swaps and CFDs. For more information about these risks, see the ‘‘Additional Risk Information’’ section.

***

The paragraph of the Prospectus titled ‘‘The Fund — Additional Investment Strategy Information — Futures’’ is hereby deleted.

***

The paragraph of the Prospectus titled ‘‘The Fund — Additional Investment Strategy Information — Forward Foreign Currency Exchange Contracts’’ is hereby deleted and replaced with the following:

Forward Foreign Currency Exchange Contracts and Options on Foreign Currencies.    The Fund’s investments also may include forward foreign currency exchange contracts, which involve the purchase or sale of a specific amount of foreign currency at the current price with delivery at a specified future date. The Fund may use these contracts to hedge against adverse price movements in its portfolio securities and the currencies in which they are denominated. The Fund may also use forward foreign currency exchange contracts to modify the portfolio’s exposure to various currency markets. In addition, the Fund may invest in put and call options with respect to foreign currencies. Options may be used to seek to protect against a decline in currency prices or an increase in prices of currencies that may be purchased. The Fund may also enter into cross currency hedges, which involve the sale of one currency against the positive exposure to a different currency. Cross currency hedges may be used for hedging purposes or to establish an active exposure to the exchange rate between any two currencies.

Stock Index Futures.    The Fund may purchase and sell stock index futures contracts and options thereon. Stock index futures and options on stock index futures may be used to facilitate trading, to increase the Fund’s market exposure, or to seek to protect against an increase in prices of securities that may be purchased.

Total Return Swaps.    The Fund may invest in total return swaps. In a total return swap agreement one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying asset, referred to as the reference asset, will typically be a specific stock. This is owned by the party receiving the set rate payment. In a total return swap, the party receiving the total return will receive any income generated by the asset as well as benefit if the price of the asset appreciates over the life of the swap. In return, the total return receiver must pay the owner of the asset the set rate over the life of the swap.

Contracts for Difference.    The Fund may purchase CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

***

The paragraph of the Prospectus titled ‘‘The Fund — Additional Risk Information — Futures’’ is hereby deleted.

***

The paragraph of the Prospectus titled ‘‘The Fund — Additional Risk Information — Forward Foreign Currency Exchange Contracts’’ is hereby deleted and replaced with the following:

Forward Foreign Currency Exchange Contracts, Options on Currencies and Stock Index Futures. Participation in forward foreign currency exchange contracts involves risks. If the Investment Adviser and/or Sub-Adviser employ a strategy that does not correlate well with the Fund’s investments or the currencies in which the investments are denominated, currency contracts could result in a loss. The contracts also may increase the Fund’s volatility and may involve a significant risk. In addition, if the Fund invests in options on currencies and/or stock index futures (or options thereon), its participation in these markets would subject the Fund’s portfolio to certain risks. The Investment Adviser’s and/or Sub-Adviser’s predictions of movements in the direction of the currency or index markets may be inaccurate, and the adverse consequences to the Fund (e.g., a reduction in the Fund’s net asset value or a reduction in the amount of income available for distribution) may leave the Fund in a worse position than if these strategies were not used. Other risks include the possible imperfect correlation between the price of futures contracts and movements in the prices of securities and the possible absence of a liquid secondary market for certain of these instruments. Certain options may be over-the-counter options, which are options negotiated with dealers; there is no secondary market for these investments.

Total Return Swaps.    The Fund’s investments in total return swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to total return swaps is the net amount of interest payments that the Fund is contractually obligated to make and the return of the underlying reference stock the Fund is contractually entitled to receive. If the other party to a total return swap defaults, the Fund’s risk of loss consists of the appreciation value of the underlying reference stock the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser and/or Sub-Adviser is incorrect in its forecasts of market values and interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Contracts for Difference.    As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of the CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

HCRSPT1

June 30, 2008

Supplement

SUPPLEMENT DATED JUNE 30, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY HEALTH SCIENCES TRUST
Dated November 30, 2007

I.

Effective June 30, 2008, the portfolio management team of the Morgan Stanley Health Sciences Trust (the ‘‘Fund’’) changed and Morgan Stanley Investment Advisors Inc. (the ‘‘Investment Adviser’’) entered into a Sub-Advisory Agreement with Morgan Stanley Investment Management Limited (the ‘‘Sub-Adviser’’). As a result, the following changes to the Statement of Additional Information (‘‘SAI’’) are required:

***

The definition of ‘‘Sub-Adviser’’ is hereby added to the section of the SAI titled ‘‘Glossary of Selected Defined Terms’’:

‘‘Sub-Adviser’’ — Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley.

***

The following paragraph is hereby added after the first paragraph of the section of the SAI titled ‘‘Investment Advisory and Other Services — Investment Adviser and Administrator’’ and that section is hereby retitled ‘‘Investment Advisory and Other Services — Investment Adviser, Sub-Adviser and Administrator’’:

The Sub-Adviser is Morgan Stanley Investment Management Limited, a wholly-owned subsidiary of Morgan Stanley, whose address is 20 Bank Street, Canary Wharf, London, England E14 4AD.

***

The last paragraph of the section of the SAI titled ‘‘Investment Advisory and Other Services — Investment Adviser and Administrator’’ is hereby deleted and replaced with the following:

Pursuant to a sub-advisory agreement (the ‘‘Sub-Advisory Agreement’’) between the Investment Adviser and the Sub-Adviser, the Sub-Adviser has been retained, subject to the overall supervision of the Investment Adviser and the Trustees of the Fund, to continuously furnish investment advice concerning individual security selections, asset allocations and economic trends and to manage the Fund’s portfolio. The Investment Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Investment Adviser receives from the Fund.

***

The first paragraph of the section of the SAI titled ‘‘Investment Advisory and Other Services — Services Provided by the Investment Adviser and Administrator’’ is hereby deleted and replaced with the following and that section is hereby retitled ‘‘Investment Advisory and Other Services — Services Provided by the Investment Adviser, Sub-Adviser and Administrator’’:

The Investment Adviser manages the Fund’s business affairs and supervises the investment of the Fund’s assets, including the placing of orders for the purchase and sale of portfolio securities. The Sub-Adviser manages the investment of the Fund’s assets, including the placing of orders for the purchase and sale of portfolio securities. The Sub-Adviser obtains and evaluates the information and advice relating to the economy, securities markets, and specific securities as it considers necessary or useful to continuously manage the assets of the Fund in a manner consistent with its investment objective.

***

References to the Investment Advisory Agreement and the Investment Adviser in the third paragraph of the section of the SAI titled ‘‘Investment Advisory and Other Services — Services Provided by the Investment Adviser and Administrator’’ now include a corresponding reference to the Sub-Advisory Agreement and the Sub-Adviser, as applicable.

***

In the following sections of the SAI, references to the Investment Adviser include a corresponding reference to the Sub-Adviser: ‘‘Description of the Fund and its Investments and Risks — Investment Strategies and Risks,’’ Description of the Fund and its Investments and Risks — Disclosure of Portfolio Holdings,’’ ‘‘Investment Advisory and Other Services — Other Service Providers,’’ ‘‘Investment Advisory and Other Services — Fund Management,’’ ‘‘Investment Advisory and Other Services — Codes of Ethics,’’

‘‘Brokerage Allocation and Other Practices — Brokerage Transactions,’’ ‘‘Brokerage Allocation and Other Practices — Brokerage Selection,’’ ‘‘Purchase, Redemption and Pricing of Shares — Offering Price,’’ and ‘‘Taxation of the Fund and Shareholders.’’

***

The first two paragraphs of the section titled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Other Accounts Managed by the Portfolio Manager’’ are hereby deleted and replaced with the following:

As of May 31, 2008:

Michael Nolan managed no registered investment companies; six pooled investment vehicles other than registered investment companies with a total of approximately $320 million in assets; and five other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $5.0 billion in assets. Of these other accounts, four accounts with a total of approximately $290 million in assets had performance based fees.

Helen Krause managed no registered investment companies; one pooled investment vehicle other than registered investment companies with a total of approximately $22 million in assets; and no other accounts. Of these other accounts, one account with a total of approximately $22 million in assets had performance based fees.

Arthur Robb managed no registered investment companies or other pooled investment vehicles; and managed one other account with a total of approximately $10 million in assets. This account did not have performance based fees.

Neil Chakraborty managed no registered investment companies; one pooled investment vehicle other than registered investment companies with a total of approximately $22 million in assets; and no other accounts. Of these other accounts, one account with a total of approximately $22 million in assets had performance based fees.

***

The first paragraph of the section titled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Manager’’ is hereby deleted and replaced with the following:

As of May 31, 2008, the dollar range of securities beneficially owned by each portfolio manager in the Fund is shown below:

Michael Nolan:	None
Helen Krause:	None
Arthur Robb:	None
Neil Chakraborty:	None

***

II.

In order to reflect the changes to the Fund’s investment strategies made by the new portfolio management team, the disclosure is revised as follows:

***

The following disclosure is added to the section titled ‘‘Description of the Fund and its Investments and Risks — Investment Strategies and Risks’’ immediately prior to the paragraph titled ‘‘Money Market Securities’’:

Total Return Swaps.    In a total return swap agreement one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. The underlying asset, referred to as the reference asset, will typically be a specific stock. This is owned by the party receiving the set rate payment. In a total return swap, the party receiving the total return will receive any income generated by the asset as well as benefit if the price of the asset appreciates over the life of the swap. In return, the total return receiver must pay the owner of the asset the set rate over the life of the swap.

The Fund intends to use total return swaps as a means of gaining market exposure in instances where they deem it is more advantageous than owning the reference asset directly or where the Funds cannot directly invest in a market. The Fund will set aside cash and cash-equivalents (including collateral) equal to the absolute value of unrealized loss of the total return swap so as not to create leverage.

The Fund’s investments in total return swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to total return swaps is the net amount of interest payments that the Fund is contractually obligated to make and the return of the underlying reference stock the Fund is contractually entitled to receive. If the other party to a total return swap defaults, the Fund’s risk of loss consists of the appreciation value of the underlying reference stock the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Investment Adviser and/or Sub-Adviser is incorrect in its forecasts of market values and interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

Contracts for Difference (‘‘CFDs’’).    The Fund may purchase CFDs. A CFD is a privately negotiated contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. The underlying instrument may be a single security, stock basket or index. A CFD can be set up to take either a short or long position on the underlying instrument. The buyer and seller are both required to post margin, which is adjusted daily. The buyer will also pay to the seller a financing rate on the notional amount of the capital employed by the seller less the margin deposit. A CFD is usually terminated at the buyer’s initiative. The seller of the CFD will simply match the exposure of the underlying instrument in the open market and the parties will exchange whatever payment is due.

As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Fund buys a long CFD and the underlying security is worth less at the end of the contract, the Fund would be required to make a payment to the seller and would suffer a loss. Also, there may be liquidity risk if the underlying instrument is illiquid because the liquidity of a CFD is based on the liquidity of the underlying instrument. A further risk is that adverse movements in the underlying security will require the buyer to post additional margin. CFDs also carry counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. If the counterparty were to do so, the value of the contract, and of the Fund’s shares, may be reduced.

To the extent that there is an imperfect correlation between the return on the Fund’s obligation to its counterparty under the CFDs and the return on related assets in its portfolio, the CFD transaction may increase the Fund’s financial risk. The Fund will not enter into a CFD transaction that is inconsistent with its investment objective, policies and strategies.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.